Statement of Changes in Net Assets Available for Benefits - EBP 009	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Dividends	$ 13,604,962
Interest	2,947,235
Total investment income	16,552,197
Employer contributions	34,337,012
Employee contributions	88,684,690
Rollovers	12,496,638
Net appreciation, net of investment expenses	370,494,068
Total additions to net assets	522,564,605
Deductions
Distributions	(372,161,782)
Administrative expenses	(2,438,471)
Total deductions	(374,600,253)
Increase in net assets available for benefits	147,964,352
Net assets available for benefits at the beginning of the year	2,467,225,247
Net assets available for benefits at the end of the year	$ 2,615,189,599